Accrued Expenses	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable And Accrued Liabilities Disclosure [Text Block]
13. Accrued Expenses

Accrued expenses consist mainly of expenses related to paid vacations, compensatory leaves with related social charges.

Accrued expenses comprises of the following:

	December 31,
(In thousands of U.S. dollars)	2012	2013

Accrued compensation	1,671	2,440
Accrued social charges	3,193	3,566
Accrued Interest	-	521
Other	149	-
Total accrued expenses	5,013	6,527